Summary of Significant Accounting Policies - Consolidated Statements of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained income	$ 44,033	$ 2,920	$ 41,579
Unrealized foreign currency translation adjustments	(49)		(1)
Unrecognized pension and other postretirement benefit cost	169		228
Total accumulated other comprehensive income (AOCI)	118		1,889
Previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained income	45,708		43,162
Unrealized foreign currency translation adjustments	(64)		(9)
Unrecognized pension and other postretirement benefit cost	(1,491)		(1,347)
Total accumulated other comprehensive income (AOCI)	(1,557)		306
Impact of change | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained income	(1,675)		(1,583)
Unrealized foreign currency translation adjustments	15		8
Unrecognized pension and other postretirement benefit cost	1,660		1,575
Total accumulated other comprehensive income (AOCI)	$ 1,675		$ 1,583